Note 7 - Mortgage Notes Payable 1 (Details Textual) - USD ($) $ in Millions			6 Months Ended	12 Months Ended
		Feb. 05, 2020	Jun. 30, 2020	Dec. 31, 2019
World Plaza [Member]
Debt, Weighted Average Interest Rate			4.40%
World Plaza [Member] | ABR [Member]
Debt Instrument, Basis Spread on Variable Rate			0.75%
World Plaza [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			2.75%
World Plaza [Member] | Mortgage Notes [Member]
Debt, Weighted Average Interest Rate				5.04%
World Plaza [Member] | Mortgage Notes [Member] | ABR [Member]
Debt Instrument, Basis Spread on Variable Rate				0.75%
World Plaza [Member] | Mortgage Notes [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				2.75%
Model Home Properties [Member] | Subsequent Event [Member]
Proceeds from Sale of Real Estate, Total		$ 15
Model Home Properties [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage			2.52%
Model Home Properties [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.63%
Model Home Properties [Member] | Mortgage Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	[1],[2]
Model Home Properties [Member] | Mortgage Notes [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage				3.80%
Model Home Properties [Member] | Mortgage Notes [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage				5.60%

[1]	Each Model Home has a stand-alone mortgage note at interest rates ranging from 3.8% to 5.6% (at December 31, 2019).
[2]	Interest rates as of December 31, 2019.